Note 44 - Administration Costs (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense
Personnel Expenses Breakdown
Personnel Expenses (Millions of euros)
	Notes	2018	2017	2016
Wages and salaries		4,786	5,163	5,267
Social security costs		722	761	784
Defined contribution plan expense	25	89	87	87
Defined benefit plan expense	25	58	62	67
Other personnel expenses		465	497	516
Total		6,120	6,571	6,722

Average Number Of Employees By Geographical Area
Average Number of Employees
	2018	2017	2016
Spanish banks
Management Team	1,047	1,026	1,044
Other line personnel	21,840	22,180	23,211
Clerical staff	2,818	3,060	3,730
Branches abroad	589	603	718
Subtotal	26,294	26,869	28,703
Companies abroad
Mexico	31,655	30,664	30,378
United States	9,786	9,532	9,710
Turkey	22,322	23,154	23,900
Venezuela	3,631	4,379	5,097
Argentina	6,074	6,173	6,041
Colombia	5,185	5,374	5,714
Peru	5,879	5,571	5,455
Other	3,767	5,501	5,037
Subtotal	88,299	90,348	91,332
Pension fund managers	395	362	335
Other non-banking companies	14,349	14,925	16,307
Total	129,336	132,504	136,677
Of which:
Men	59,547	60,730	62,738
Women	69,790	71,774	73,939
Of which:
BBVA, S.A.	26,294	26,869	25,979

Number Of Emplyees At The Period End Professional Category And Gender
Number of Employees at the period end. Professional Category and Gender
	2018		2017		2016
	Male	Female	Male	Female	Male	Female
Management Team	1,197	339	1,244	342	1,331	350
Other line personnel	37,461	38,918	38,670	39,191	38,514	39,213
Clerical staff	19,315	28,397	20,639	31,770	22,066	33,318
Total	57,973	67,654	60,553	71,303	61,911	72,881

Other Administrative Expenses
Other Administrative Expenses (Millions of euros)
	2018	2017	2016
Technology and systems	1,133	692	673
Communications	235	269	294
Advertising	336	352	398
Property, fixtures and materials	982	1,033	1,080
Of which: Rent expenses (*)	552	581	616
Taxes other than income tax	417	456	433
Other expenses	1,271	1,738	1,766
Total	4,374	4,541	4,644

(*) The consolidated companies do not expect to terminate the lease contracts early.